Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
		Sep. 30, 2021 CNY (¥)	Mar. 31, 2023 CNY (¥)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)		Mar. 31, 2021 CNY (¥)
Goodwill [Line Items]
Impairment loss			¥ 63,460	[1]	$ 9,240	¥ 186,504	[1]	¥ 0
Asset Impairment Charges			63,460
Goodwill carrying amount			0
LVB focused online business
Goodwill [Line Items]
Impairment loss	[1]		¥ 0			¥ 186,504
Accounting Standards Update 2017-04 [Member] | LVB focused online business
Goodwill [Line Items]
Impairment loss		¥ 186,504

[1]	Goodwill impairment